Supplemental Cash Flow Information - Cash, cash equivalents, and restricted cash (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 1,557,655	$ 19,652	$ 22,571	$ 18,777	$ 26,504
Restricted cash	88,887	64,609	66,414	60,289	50,442
Cash, cash equivalents, and restricted cash	$ 1,646,542	$ 84,261	$ 88,985	$ 79,066	$ 76,946